Investment in Smart Crypto Fund SP at fair value through profit and loss (Details Narrative) - USD ($)			3 Months Ended	9 Months Ended
	Sep. 21, 2026	Jun. 01, 2026	Sep. 30, 2026	Sep. 30, 2026	Sep. 26, 2025
IfrsStatementLineItems [Line Items]
Subscribed				$ 10,002,073
Share price per share					$ 2.19
Operating support amount payable		$ 15,000
Smart crypto fund [member]
IfrsStatementLineItems [Line Items]
Subscribed	$ 10,002,073
Share price per share	$ 1,000
Fund setup cost			$ 5,000
Subscription price			$ 1,000